Annual Total Returns- Federated Hermes MDT All Cap Core Fund (Class A C IS and R6 Shares) [BarChart] - Class A C IS and R6 Shares - Federated Hermes MDT All Cap Core Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.33%)	16.54%	40.49%	13.32%	(4.21%)	12.41%	21.07%	(2.49%)	26.91%	21.91%